Property and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Consolidated variable interest entities, Property and equipment			$ 5,567	$ 5,798
Machinery and equipment			9,674	8,087
Depreciation expense	1,096	805	1,683	1,170	1,072
Assets Held under Capital Leases
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Machinery and equipment			$ 1,160